Investment in Juanicipio - Summary of the Statement of Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Investments [Line Items]
Revenue	$ 3,619	$ 2,819
Total comprehensive earnings	979	112
Net earnings	980	$ 113
Juanicipio
Disclosure of Investments [Line Items]
Revenue	164
Production costs and royalties	(26)
Depreciation and amortization	(18)
Mine operating earnings	120
Share of income (loss) of continuing operations of associates and joint ventures accounted for using equity method	86
Share of total comprehensive income of associates and joint ventures accounted for using equity method	86
Depreciation and amortization of acquisition fair value adjustments	(9)
Income from equity accounted investment in Juanicipio	77
Juanicipio
Disclosure of Investments [Line Items]
Revenue	373
Production costs and royalties	(59)
Depreciation and amortization	(40)
Mine operating earnings	274
Total comprehensive earnings	197
Net earnings	$ 197